UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03591
Investment Company Act File Number

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

September 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap Portfolio

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.8%
Aerospace & Defense - 1.3%
CAE, Inc.	240,368	4,205,356

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	27,474	2,090,771

Auto Components - 0.7%
Delphi Automotive plc	24,381	2,399,090

Banks - 3.8%
Bank of America Corp.	170,200	4,312,868
Citigroup, Inc.	22,964	1,670,401
KeyCorp	118,730	2,234,499
US Bancorp	78,543	4,209,119
		12,426,887

Beverages - 1.1%
PepsiCo, Inc.	32,656	3,638,858

Biotechnology - 2.8%
Biogen, Inc. *	6,047	1,893,437
Celgene Corp. *	13,382	1,951,363
Gilead Sciences, Inc.	48,505	3,929,875
Incyte Corp. *	4,775	557,434
Vertex Pharmaceuticals, Inc. *	5,086	773,275
		9,105,384

Capital Markets - 0.7%
CBOE Holdings, Inc.	21,400	2,303,282

Commercial Services & Supplies - 0.6%
Deluxe Corp.	28,215	2,058,566

Communications Equipment - 0.4%
Cisco Systems, Inc.	43,500	1,462,905

Consumer Finance - 1.1%
Ally Financial, Inc.	90,100	2,185,826
OneMain Holdings, Inc. *	53,100	1,496,889
		3,682,715

Containers & Packaging - 1.2%
Crown Holdings, Inc. *	34,824	2,079,689
Sealed Air Corp.	46,500	1,986,480

		4,066,169

Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. *	22,354	1,927,139
ServiceMaster Global Holdings, Inc. *	45,062	2,105,747
		4,032,886

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	92,745	4,589,950

Electrical Equipment - 0.7%
AMETEK, Inc.	37,100	2,450,084

Electronic Equipment, Instruments & Components - 0.6%
Avnet, Inc.	51,032	2,005,558

Energy Equipment & Services - 2.9%
Core Laboratories NV	15,100	1,490,370
National Oilwell Varco, Inc.	71,071	2,539,367
Oceaneering International, Inc.	57,753	1,517,171
TechnipFMC plc *	86,945	2,427,505
US Silica Holdings, Inc.	47,720	1,482,660
		9,457,073

Equity Real Estate Investment Trusts (REITs) - 2.2%
CubeSmart	75,977	1,972,363
Equity Residential	46,950	3,095,414
Extra Space Storage, Inc.	25,600	2,045,952
		7,113,729

Food & Staples Retailing - 1.4%
Performance Food Group Co. *	111,485	3,149,451
US Foods Holding Corp. *	54,000	1,441,800
		4,591,251

Food Products - 1.8%
Mondelez International, Inc., Class A	74,812	3,041,856
Pinnacle Foods, Inc.	47,992	2,743,703
		5,785,559

Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. *	62,200	1,814,374
Danaher Corp.	22,600	1,938,628
		3,753,002

Health Care Providers & Services - 0.9%
Humana, Inc.	12,300	2,996,649

Household Durables - 0.7%

Newell Brands, Inc.	50,082	2,136,999

Household Products - 0.7%
Colgate-Palmolive Co.	30,900	2,251,065

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	47,856	1,928,118

Industrial Conglomerates - 1.2%
3M Co.	10,300	2,161,970
General Electric Co.	72,323	1,748,770
		3,910,740

Insurance - 3.1%
American Financial Group, Inc.	19,683	2,036,207
Chubb Ltd.	29,806	4,248,845
First American Financial Corp.	75,901	3,792,773
		10,077,825

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. *	2,789	2,681,205

Internet Software & Services - 4.1%
Alphabet, Inc., Class C *	5,925	5,682,727
Facebook, Inc., Class A *	38,931	6,652,140
GoDaddy, Inc., Class A *	25,200	1,096,452
		13,431,319

IT Services - 2.4%
Amdocs Ltd.	53,308	3,428,771
Cognizant Technology Solutions Corp., Class A	32,000	2,321,280
Genpact Ltd.	69,800	2,006,750
		7,756,801

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	5,118	968,326

Media - 2.0%
Interpublic Group of Cos., Inc. (The)	91,000	1,891,890
Walt Disney Co. (The)	47,823	4,713,913
		6,605,803

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	26,941	2,052,096

Multi-Utilities - 1.3%
CMS Energy Corp.	48,985	2,268,985
Sempra Energy	17,708	2,021,014
		4,289,999

Pharmaceuticals - 3.6%
Allergan plc	8,200	1,680,590
Jazz Pharmaceuticals plc *	13,477	1,971,011
Johnson & Johnson	31,890	4,146,019
Pfizer, Inc.	108,713	3,881,054
		11,678,674

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	18,700	2,176,867

Road & Rail - 0.7%
Kansas City Southern	21,900	2,380,092

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Ltd.	5,471	1,326,936
Intel Corp.	54,565	2,077,835
QUALCOMM, Inc.	30,900	1,601,856
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,000	976,300
Texas Instruments, Inc.	13,851	1,241,604
		7,224,531

Software - 1.7%
Adobe Systems, Inc. *	13,263	1,978,574
Intuit, Inc.	9,652	1,371,935
Microsoft Corp.	27,793	2,070,301
		5,420,810

Specialty Retail - 0.9%
Home Depot, Inc. (The)	18,500	3,025,860

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	42,872	6,607,433
HP, Inc.	108,000	2,155,680
		8,763,113

Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. *	32,500	2,023,125
NIKE, Inc., Class B	21,000	1,088,850
		3,111,975

Total Common Stocks (Cost $181,249,998)		196,087,942

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 19.0%
Basic Materials - 0.2%
Sherwin-Williams Co. (The), 2.25%, 5/15/20	600,000	602,652

Communications - 1.8%
AT&T, Inc.:
2.202%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	140,000	139,794
3.40%, 8/14/24	167,000	167,441
3.80%, 3/15/22	380,000	396,129
3.80%, 3/1/24	255,000	262,577
3.90%, 8/14/27	699,000	701,213
4.125%, 2/17/26	650,000	668,964
4.25%, 3/1/27	35,000	36,026
4.75%, 5/15/46	320,000	309,283
CBS Corp., 2.90%, 1/15/27	290,000	274,639
Comcast Corp., 3.20%, 7/15/36	480,000	451,244
Crown Castle Towers LLC, 3.663%, 5/15/25 (b)	250,000	256,875
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	215,112
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	403,294
Time Warner, Inc., 4.90%, 6/15/42	300,000	306,023
Verizon Communications, Inc.:
1.75%, 8/15/21	265,000	259,570
2.45%, 11/1/22	305,000	302,936
3.50%, 11/1/24	490,000	499,509
4.862%, 8/21/46	270,000	275,838
		5,926,467

Consumer, Cyclical - 3.0%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	376,732	390,935
Series B, 5.25%, 7/15/25	302,211	322,673
Series B, 5.60%, 1/15/22 (b)	310,568	326,097
Series B, 7.00%, 7/31/19 (b)	368,871	374,865
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	106,750
Coach, Inc., 3.00%, 7/15/22	484,000	483,822
CVS Health Corp., 5.125%, 7/20/45	140,000	161,542
CVS Pass-Through Trust, 6.036%, 12/10/28	467,088	528,498
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	97,991	101,175
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	25,000	23,875
Ford Motor Credit Co. LLC:
2.10%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	220,000	220,343
2.243%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (a)	400,000	402,895
2.262%, 3/28/19	250,000	250,940
2.875%, 10/1/18	1,191,000	1,203,244
2.979%, 8/3/22	1,390,000	1,390,481
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	428,138
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	228,088	233,220
New Albertsons, Inc., 7.75%, 6/15/26	25,000	20,625
Newell Brands, Inc., 3.85%, 4/1/23	275,000	289,405
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	240,000	238,522
5.00%, 1/15/44	247,000	243,459
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (b)	292,883	297,755
Staples, Inc., 3.75%, 1/12/18	276,000	276,451

Starbucks Corp., 2.45%, 6/15/26	250,000	240,525
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (b)	100,320	105,205
6.00%, 4/23/22 (b)	229,253	235,557
7.125%, 10/23/18 (b)	4,954	5,069
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	270,000	269,490
Whirlpool Corp.:
3.70%, 3/1/23	400,000	415,511
3.70%, 5/1/25	200,000	207,592
Wyndham Worldwide Corp.:
4.15%, 4/1/24	120,000	121,795
4.50%, 4/1/27	54,000	54,270
		9,970,724

Consumer, Non-cyclical - 1.3%
Amgen, Inc., 4.663%, 6/15/51	447,000	492,117
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	231,919
2.894%, 6/6/22	231,000	231,745
3.363%, 6/6/24	360,000	363,743
3.70%, 6/6/27	300,000	302,951
Ecolab, Inc., 2.375%, 8/10/22	600,000	599,838
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (b)	300,000	310,645
4.875%, 6/27/44 (b)	300,000	303,895
Hertz Corp. (The), 6.75%, 4/15/19	50,000	49,906
Kaiser Foundation Hospitals, 3.15%, 5/1/27	437,000	440,203
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	329,683
Life Technologies Corp., 6.00%, 3/1/20	300,000	326,075
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	216,649
MEDNAX, Inc., 5.25%, 12/1/23 (b)	75,000	78,750
		4,278,119

Financial - 9.0%
Ally Financial, Inc.:
3.25%, 2/13/18	800,000	806,340
3.25%, 11/5/18	750,000	757,500
3.60%, 5/21/18	600,000	605,370
6.25%, 12/1/17	560,000	563,920
American Tower Corp.:
3.375%, 10/15/26	300,000	296,991
3.45%, 9/15/21	285,000	295,130
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (b)	271,000	271,282
Bank of America Corp.:
1.95%, 5/12/18	670,000	671,051
1.967%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	145,000	145,401
2.487%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	398,000	404,801
3.593% to 7/21/27, 7/21/28 (d)	1,410,000	1,422,952
3.824% to 1/20/27, 1/20/28 (d)	1,385,000	1,423,393
3.875%, 8/1/25	840,000	880,486

Bank of New York Mellon Corp. (The), 3.30%, 8/23/29	280,000	278,556
Capital One Bank, 2.25%, 2/13/19	200,000	200,623
Capital One Financial Corp.:
2.50%, 5/12/20	293,000	294,494
3.75%, 7/28/26	335,000	332,245
4.20%, 10/29/25	300,000	308,690
Capital One NA:
2.35%, 8/17/18	340,000	341,476
2.65%, 8/8/22	295,000	293,406
Citigroup, Inc.:
1.70%, 4/27/18	840,000	840,032
2.263%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (a)	150,000	150,386
2.387%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	150,000	152,179
2.65%, 10/26/20	440,000	444,759
2.75%, 4/25/22	370,000	371,267
3.668% to 7/24/27, 7/24/28 (d)	600,000	605,199
3.887% to 1/10/27, 1/10/28 (d)	1,735,000	1,782,467
Citizens Bank NA:
2.25%, 3/2/20	250,000	250,437
2.55%, 5/13/21	200,000	200,960
Citizens Financial Group, Inc.:
2.375%, 7/28/21	170,000	169,035
5.158% to 6/29/18, 6/29/23 (d)	590,000	601,865
Commonwealth Bank of Australia, 2.50%, 9/18/22 (b)	270,000	269,739
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	122,400
7.375%, 3/15/23	240,000	255,000
Crown Castle International Corp.:
3.20%, 9/1/24	118,000	117,572
3.65%, 9/1/27	209,000	209,224
DDR Corp., 3.625%, 2/1/25	300,000	292,016
Digital Realty Trust LP, 4.75%, 10/1/25	260,000	282,116
Discover Financial Services:
3.85%, 11/21/22	500,000	514,032
3.95%, 11/6/24	200,000	204,974
Goldman Sachs Group, Inc. (The):
2.06%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	310,000	311,343
2.313%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (a)	105,000	105,431
2.905% to 7/24/22, 7/24/23 (d)	488,000	488,749
2.908% to 6/5/22, 6/5/23 (d)	1,000,000	999,994
3.691% to 6/5/27, 6/5/28 (d)	35,000	35,335
ING Bank NV, 2.00%, 11/26/18 (b)	450,000	450,291
International Finance Corp., 1.75%, 3/30/20	320,000	320,395
iStar, Inc.:
4.00%, 11/1/17	370,000	370,333
4.875%, 7/1/18	850,000	860,923
Morgan Stanley:
2.109%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	140,000	140,688
2.243%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (a)	105,000	105,455
2.713%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (a)	260,000	266,038

2.80%, 6/16/20	1,000,000	1,017,159
3.591% to 7/22/27, 7/22/28 (d)	1,200,000	1,203,090
4.00%, 7/23/25	325,000	342,857
4.875%, 11/1/22	260,000	282,013
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (b)	75,000	78,000
PNC Bank NA, 2.70%, 11/1/22	500,000	503,880
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	350,000	367,500
Regions Financial Corp., 2.75%, 8/14/22	159,000	158,858
SBA Communications Corp., 4.00%, 10/1/22 (b)(e)	50,000	50,250
Synchrony Financial:
2.541%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (a)	90,000	90,929
2.711%, (3 mo. USD LIBOR + 1.40%), 11/9/17 (a)	55,000	55,058
3.00%, 8/15/19	557,000	566,289
Toronto-Dominion Bank (The):
1.75%, 7/23/18	450,000	450,375
1.85%, 9/11/20	1,000,000	996,093
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (b)	31,000	32,356
Vornado Realty LP, 2.50%, 6/30/19	375,000	377,352
		29,456,800

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	298,749

Industrial - 1.0%
Carlisle Cos., Inc., 3.75%, 11/15/22	435,000	444,694
Johnson Controls International plc, 4.625%, 7/2/44	225,000	241,970
Masco Corp.:
3.50%, 11/15/27	210,000	208,223
4.45%, 4/1/25	100,000	107,240
6.50%, 8/15/32	40,000	47,793
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (b)	375,000	385,311
SBA Tower Trust:
2.24%, 4/9/43 (b)	220,000	219,956
2.877%, 7/10/46 (b)	300,000	304,335
3.722%, 4/9/48 (b)	660,000	676,183
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (b)	260,000	257,767
3.00%, 7/15/22 (b)	233,000	232,817
		3,126,289

Technology - 2.4%
Apple, Inc.:
3.00%, 6/20/27	417,000	417,820
3.25%, 2/23/26	175,000	179,883
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	214,721
CA, Inc., 3.60%, 8/15/22	500,000	512,071
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	1,310,000	1,335,598
4.42%, 6/15/21 (b)	270,000	283,684
6.02%, 6/15/26 (b)	580,000	644,967

Dun & Bradstreet Corp. (The), 3.50%, 12/1/17	400,000	400,807
DXC Technology Co.:
2.266%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	300,000	301,176
2.875%, 3/27/20	139,000	140,915
EMC Corp., 1.875%, 6/1/18	660,000	657,460
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	373,000	373,018
2.85%, 10/5/18	870,000	878,887
Microsoft Corp.:
2.40%, 8/8/26	285,000	276,488
4.45%, 11/3/45	250,000	282,082
QUALCOMM, Inc., 2.90%, 5/20/24	600,000	602,664
Seagate HDD Cayman:
4.875%, 3/1/24 (b)	235,000	231,837
4.875%, 6/1/27	215,000	203,028
		7,937,106

Utilities - 0.2%
American Water Capital Corp., 2.95%, 9/1/27	370,000	368,940
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (b)	375,000	383,907
		752,847

Total Corporate Bonds (Cost $61,585,900)		62,349,753

ASSET-BACKED SECURITIES - 8.3%
Automobile - 1.0%
Avis Budget Rental Car Funding AESOP LLC:
Series 2012-3A, Class A, 2.10%, 3/20/19 (b)	330,000	330,347
Series 2013-2A, Class A, 2.97%, 2/20/20 (b)	1,030,000	1,039,835
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (b)	310,000	309,846
Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	324,457	324,459
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (b)	200,000	200,339
Skopos Auto Receivables Trust:
Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	300,000	302,324
Series 2015-2A, Class A, 3.55%, 2/15/20 (b)	41,155	41,165
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	550,000	547,048
		3,095,363

Consumer Loan - 2.4%
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	280,000	282,117
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	585,391	589,010
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	254,618	256,481
Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	57,330	57,884
Conn Funding II LP:
Series 2016-B, Class A, 3.73%, 10/15/18 (b)	71,096	71,152
Series 2016-B, Class B, 7.34%, 3/15/19 (b)	200,000	203,811
Series 2017-A, Class A, 2.73%, 7/15/19 (b)	165,207	165,311
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (b)	142,031	142,270

Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	115,315	115,395
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	340,000	339,761
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (b)	3,082	3,087
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (b)	280,000	285,352
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)	442	442
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)	150,000	150,103
Series 2014-2A, Class A, 2.47%, 9/18/24 (b)	22,736	22,790
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)	100,000	100,370
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	745,896	748,211
Series 2017-1A, Class A1, 2.37%, 9/14/32 (b)	475,000	473,211
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (b)	250,000	252,267
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	1,630,824	1,637,782
Series 2017-1A, Class B, 3.65%, 6/15/23 (b)	140,000	141,422
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	490,000	490,838
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	184,376	184,476
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	1,103,634	1,112,366
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	300,000	302,251
		8,128,160

Other - 4.8%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (b)	665,320	696,622
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	1,009,946	1,018,237
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (b)	64,838	67,475
Colony American Homes, Series 2014-1A, Class B, 2.584%, (1 mo. USD LIBOR + 1.35%), 5/17/31 (a)(b)	200,000	200,391
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.888%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (a)(b)	150,000	154,924
Series 2016-1A, Class D, 4.338%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (a)(b)	151,000	155,163
DB Master Finance LLC:
Series 2015-1A, Class A2I, 3.262%, 2/20/45 (b)	1,677,000	1,683,313
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (b)	204,750	209,784
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)(e)	163,000	163,920
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (b)(e)	85,000	85,711
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (b)	245,000	245,706
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	491,250	496,702
Series 2016-1A, Class A2, 6.125%, 7/20/46 (b)	148,500	152,413
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (b)	100,101	99,256
Series 2014-1A, Class A2, 3.668%, 4/19/44 (b)	300,000	301,217
Series 2014-1A, Class B1, 4.406%, 4/19/44 (b)	350,000	339,874
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (b)	600,000	601,979
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	139,650	141,554
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (b)	179,550	188,044
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (b)	382,411	381,628
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (b)(f)	121,907	121,907
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (b)	25,000	25,789

Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.234%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (a)(b)	100,000	100,454
Series 2015-SFR2, Class E, 4.384%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (a)(b)	400,000	404,962
Series 2015-SFR3, Class D, 3.984%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (a)(b)	200,000	202,872
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (b)	100,000	101,523
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.234%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (a)(b)	260,000	263,441
Series 2016-SFR1, Class C, 3.734%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (a)(b)	175,000	178,459
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (b)	43,133	43,174
Series 2014-2A, Class B, 2.40%, 6/20/31 (b)	456,884	456,083
Series 2014-3A, Class B, 2.80%, 10/20/31 (b)	66,652	66,747
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (b)	456,440	453,041
Series 2014-1, Class A, 4.59%, 4/20/44 (b)	247,022	245,335
Series 2014-2, Class A, 4.02%, 7/20/44 (b)	540,542	526,862
Series 2014-2, Class B, 5.44%, 7/20/44 (b)	895,878	849,199
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (b)	174,085	173,744
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (b)	370,815	358,040
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	861,300	879,944
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	855,000	864,715
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (b)	300,000	300,015
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (b)(f)	15,441	15,462
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (b)	1,143,660	1,157,063
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	392,000	402,369
		15,575,113

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (b)	226,801	228,117
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 2.482%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(b)	73,450	74,367
Series 2014-B, Class A2, 2.55%, 8/27/29 (b)	163,931	164,639
		467,123

Total Asset-Backed Securities (Cost $27,211,337)		27,265,759

U.S. TREASURY OBLIGATIONS - 7.1%
U.S. Treasury Bonds:
2.25%, 8/15/46	8,529,000	7,494,529
2.875%, 11/15/46	2,155,000	2,161,187
3.00%, 2/15/47	170,000	174,785
U.S. Treasury Notes:
0.75%, 1/31/18	210,000	209,717
0.75%, 9/30/18	425,000	422,468
1.375%, 9/15/20	5,750,000	5,709,683
1.75%, 5/31/22	1,515,000	1,504,762
2.375%, 5/15/27	5,440,000	5,461,144

Total U.S. Treasury Obligations (Cost $22,989,618)		23,138,275

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.4%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.537%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	304,575	311,995
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.487%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (a)	493,000	539,974
Series 2015-HQA2, Class M2, 4.037%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (a)	307,965	318,169
Series 2016-DNA2, Class M2, 3.437%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	300,000	304,945
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.837%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (a)	300,000	312,845
Series 2014-C03, Class 2M2, 4.137%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	400,000	418,019
Series 2016-C04, Class 1M1, 2.687%, (1 mo. USD LIBOR + 1.45%), 1/25/29 (a)	603,773	609,498
Series 2016-C05, Class 2M1, 2.587%, (1 mo. USD LIBOR + 1.35%), 1/25/29 (a)	127,645	128,348
Series 2016-C06, Class 1M2, 5.487%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (a)	200,000	220,576
Series 2017-C05, Class 1B1, 4.837%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (a)	30,000	27,989
Series 2017-C05, Class 1M1, 1.787%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (a)	551,809	551,668
Series 2017-C05, Class 1M2, 3.437%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (a)	315,000	311,240
Series 2017-C06, Class 1B1, 5.387%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (a)	40,000	38,858
Series 2017-C06, Class 1M2, 3.887%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (a)	320,000	322,985
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,941	274,476

Total Collateralized Mortgage-Backed Obligations (Cost $4,537,063)		4,691,585

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.234%, (1 mo. USD LIBOR + 3.00%), 5/15/32 (a)(b)	100,000	100,249
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.634%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(b)	300,000	299,541
CLNS Trust, Series 2017-IKPR, Class B, 2.237%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (a)(b)	600,000	600,522
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	36,622	36,477
COMM Mortgage Trust, Series 2013-THL, Class C, 3.233%, (1 mo. USD LIBOR + 2.00%), 6/8/30 (a)(b)	550,000	550,990
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (b)	200,000	199,839
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (b)	300,000	300,489
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (b)	200,000	198,196
Motel 6 Trust:
Series 2017-MTL6, Class C, 2.634%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (a)(b)	380,000	380,915
Series 2017-MTL6, Class D, 3.384%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	400,000	400,524
Series 2017-MTL6, Class E, 4.484%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (a)(b)	100,000	100,354
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (b)	129,117	129,117
TRU Trust, Series 2016-TOYS, Class A, 3.489%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (a)(b)	529,263	521,218
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (b)	450,000	432,553

Total Commercial Mortgage-Backed Securities (Cost $4,259,989)		4,250,984

TAXABLE MUNICIPAL OBLIGATIONS - 1.1%

General Obligations - 0.5%
Los Angeles California Unified School District, 5.75%, 7/1/34 (g)	450,000	577,003
Massachusetts, Green Bonds, 3.277%, 6/1/46	325,000	312,891
New York City, 5.206%, 10/1/31 (g)	470,000	562,792
		1,452,686

Special Tax Revenue - 0.5%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (g)	300,000	345,054
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (g)	600,000	743,910
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (g)	400,000	470,812
		1,559,776

Water and Sewer - 0.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	430,000	429,518
		429,518

Total Taxable Municipal Obligations (Cost $3,355,856)		3,441,980

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association:
2.65%, 6/1/26	342,919	340,991
2.68%, 7/1/26	350,000	347,435
2.877%, 2/25/27(h)	320,800	325,186

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,026,049)		1,013,612

SOVEREIGN GOVERNMENT BONDS - 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20 (b)	490,000	508,987

Total Sovereign Government Bonds (Cost $489,443)		508,987

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	446,677	450,215

Total U.S. Government Agencies and Instrumentalities (Cost $446,677)		450,215

CONVERTIBLE BONDS - 0.1%
Communications - 0.1%
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (b)	425,000	431,375

Total Convertible Bonds (Cost $440,852)		431,375

FLOATING RATE LOANS (i) - 0.0% (j)

Consumer, Cyclical - 0.0% (j)
VFH Parent LLC, Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), 12/30/21	12,391	12,546

Financial - 0.0% (j)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 *(k)(l)(m)	385,345	6,079

Total Floating Rate Loans (Cost $397,722)		18,625

TIME DEPOSIT - 1.1%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	3,617,278	3,617,278

Total Time Deposit (Cost $3,617,278)		3,617,278

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.92%	239,540	239,540

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $239,540)		239,540

TOTAL INVESTMENTS (Cost $311,847,322) - 99.9%		327,505,910
Other assets and liabilities, net - 0.1%		466,065
NET ASSETS - 100.0%		327,971,975

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $39,435,871, which represents 12.0% of the net assets of the Portfolio as of September 30, 2017.

(c) Security, or portion of security, is on loan. Total value of securities on loan is $234,191 as of September 30, 2017.
(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) When-issued security.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on September 30, 2017.
(g) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(h) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2017.
(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at September 30, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(j) Amount is less than 0.05%.
(k) Restricted security. Total market value of restricted securities amounts to $6,079, which represents less than 0.05% of the net assets of the Portfolio as of September 30, 2017.
(l) For fair value measurement disclosure purposes, security is categorized as Level 3.
(m) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	6	12/17	$705,000	($432)
Short:
U.S. Ultra-Long Treasury Bond	(1)	12/17	($165,125)	$61

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2017, the Portfolio used futures contracts to implement tactical asset allocation decisions.
At September 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $61 and $432, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3*	TOTAL
Common Stocks	$196,087,942	**	$—	$—	$196,087,942
Corporate Bonds	—		62,349,753	—	62,349,753
Asset-Backed Securities	—		27,265,759	—	27,265,759
U.S. Treasury Obligations	—		23,138,275	—	23,138,275
Collateralized Mortgage-Backed Obligations	—		4,691,585	—	4,691,585
Commercial Mortgage-Backed Securities	—		4,250,984	—	4,250,984
Taxable Municipal Obligations	—		3,441,980	—	3,441,980
U.S. Government Agency Mortgage-Backed Securities	—		1,013,612	—	1,013,612
Sovereign Government Bonds	—		508,987	—	508,987
U.S. Government Agencies and Instrumentalities	—		450,215	—	450,215
Convertible Bonds	—		431,375	—	431,375
Floating Rate Loans	—		12,546	6,079	18,625
Time Deposit	—		3,617,278	—	3,617,278
Short Term Investment of Cash Collateral for Securities Loaned	239,540		—	—	239,540
TOTAL	$196,327,482		$131,172,349	$6,079	$327,505,910

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts***	$61		$—	$—	$61

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts***	($432)		$—	$—	($432)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
*** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.3%
CAE, Inc.	26,800	468,879
Hexcel Corp.	8,185	469,983
		938,862

Auto Components - 1.7%
Delphi Automotive plc	7,348	723,043

Banks - 4.1%
Bank of the Ozarks, Inc.	9,440	453,592
First Republic Bank	4,647	485,426
Great Western Bancorp, Inc.	7,518	310,343
KeyCorp	24,009	451,849
		1,701,210

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. *	1,824	255,889
Incyte Corp. *	1,507	175,927
Vertex Pharmaceuticals, Inc. *	1,800	273,672
		705,488

Capital Markets - 3.4%
CBOE Holdings, Inc.	4,585	493,484
E*Trade Financial Corp. *	11,803	514,729
S&P Global, Inc.	2,659	415,628
		1,423,841

Chemicals - 1.6%
Ecolab, Inc.	5,100	655,911

Commercial Services & Supplies - 3.1%
Deluxe Corp.	6,200	452,352
Multi-Color Corp.	10,200	835,890
		1,288,242

Communications Equipment - 1.1%
NETGEAR, Inc. *	9,800	466,480

Consumer Finance - 2.1%
Ally Financial, Inc.	18,000	436,680
OneMain Holdings, Inc. *	16,000	451,040
		887,720

Containers & Packaging - 3.3%

AptarGroup, Inc.	5,200	448,812
Crown Holdings, Inc. *	8,503	507,799
WestRock Co.	7,087	402,046
		1,358,657

Distributors - 1.5%
LKQ Corp. *	17,178	618,236

Diversified Consumer Services - 3.1%
Bright Horizons Family Solutions, Inc. *	8,417	725,630
ServiceMaster Global Holdings, Inc. *	11,784	550,666
		1,276,296

Electric Utilities - 1.2%
Xcel Energy, Inc.	10,600	501,592

Electrical Equipment - 1.5%
AMETEK, Inc.	9,211	608,294

Electronic Equipment, Instruments & Components - 2.4%
Avnet, Inc.	9,370	368,241
Dolby Laboratories, Inc., Class A	10,510	604,535
		972,776

Energy Equipment & Services - 4.4%
Core Laboratories NV	5,100	503,370
Oceaneering International, Inc.	18,217	478,561
TechnipFMC plc *	19,674	549,298
US Silica Holdings, Inc.	8,700	270,309
		1,801,538

Equity Real Estate Investment Trusts (REITs) - 9.8%
AvalonBay Communities, Inc.	3,086	550,604
DCT Industrial Trust, Inc.	7,500	434,400
Equity Residential	12,202	804,478
Extra Space Storage, Inc.	11,092	886,473
Mid-America Apartment Communities, Inc.	4,900	523,712
National Retail Properties, Inc.	19,976	832,200
		4,031,867

Food & Staples Retailing - 1.5%
Performance Food Group Co. *	21,500	607,375

Food Products - 2.2%
McCormick & Co., Inc.	4,100	420,824
Pinnacle Foods, Inc.	8,233	470,681
		891,505

Gas Utilities - 1.4%
UGI Corp.	12,528	587,062

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. *	1,300	242,151
Boston Scientific Corp. *	14,150	412,756
Teleflex, Inc.	2,004	484,908
West Pharmaceutical Services, Inc.	4,771	459,256
		1,599,071

Health Care Providers & Services - 1.0%
Humana, Inc.	1,653	402,720

Health Care Technology - 0.5%
Cotiviti Holdings, Inc. *	6,100	219,478

Household Durables - 1.5%
Newell Brands, Inc.	14,374	613,339

Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	10,200	410,958

Insurance - 4.9%
Alleghany Corp. *	960	531,849
American Financial Group, Inc.	4,817	498,319
First American Financial Corp.	13,105	654,857
RLI Corp.	5,800	332,688
		2,017,713

Internet Software & Services - 1.1%
GoDaddy, Inc., Class A *	10,400	452,504

IT Services - 3.9%
Amdocs Ltd.	8,762	563,572
Genpact Ltd.	20,300	583,625
Leidos Holdings, Inc.	7,700	455,994
		1,603,191

Life Sciences Tools & Services - 1.0%
Cambrex Corp. *	7,600	418,000

Machinery - 4.3%
Dover Corp.	6,000	548,340
Fortive Corp.	10,166	719,651
ITT, Inc.	11,500	509,105
		1,777,096

Media - 1.1%
Interpublic Group of Cos., Inc. (The)	22,390	465,488

Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	5,024	382,678

Multi-Utilities - 2.7%
CMS Energy Corp.	14,118	653,946
Sempra Energy	3,864	440,998
		1,094,944

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The), Class A	3,685	397,390

Pharmaceuticals - 2.2%
Jazz Pharmaceuticals plc *	3,430	501,638
Zoetis, Inc.	6,278	400,285
		901,923

Professional Services - 1.2%
Dun & Bradstreet Corp. (The)	4,200	488,922

Road & Rail - 1.4%
Kansas City Southern	5,200	565,136

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	5,100	439,467
Lam Research Corp.	900	166,536
Microchip Technology, Inc.	1,300	116,714
Skyworks Solutions, Inc.	1,100	112,090
Veeco Instruments, Inc. *	13,700	293,180
		1,127,987

Software - 3.6%
Blackbaud, Inc.	5,177	454,540
Ellie Mae, Inc. *	3,836	315,051
Intuit, Inc.	5,113	726,762
		1,496,353

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	4,583	454,634
Burlington Stores, Inc. *	2,833	270,438
		725,072

Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	21,000	419,160

Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	10,000	402,800
Gildan Activewear, Inc.	12,800	400,384
lululemon athletica, Inc. *	8,440	525,390
		1,328,574

Total Common Stocks (Cost $38,735,037)		40,953,692

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	382,284	382,284

Total Time Deposit (Cost $382,284)		382,284

TOTAL INVESTMENTS (Cost $39,117,321) - 100.2%		41,335,976
Other assets and liabilities, net - (0.2%)		(67,359)
NET ASSETS - 100.0%		41,268,617

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Portfolio’s holdings as of September 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$40,953,692	*	$—	$—	$40,953,692
Time Deposit	—		382,284	—	382,284
TOTAL	$40,953,692		$382,284	$—	$41,335,976

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended September 30, 2017.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    November 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    November 22, 2017